Provisions - Provisions for Judicial Proceedings (Details) € in Millions, R$ in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 EUR (€)
Disclosure of other provisions [line items]
Other provisions	€ 2,189		€ 2,574
Current	576		574
Non-current (see Note 12)	1,613		2,000
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	476	R$ 3,067	1,264	R$ 6,765
Brazil
Disclosure of other provisions [line items]
Other provisions	877		1,229
Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	314		515		€ 446
Brazil | Labor claims
Disclosure of other provisions [line items]
Other provisions	145		130
Brazil | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	219		229
Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	179	R$ 1,151	329	R$ 1,761
Brazil | Judicial Proceedings
Disclosure of other provisions [line items]
Other provisions	467		544
Current	24		14
Non-current (see Note 12)	443		530
Brazil | Judicial Proceedings | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	264		304
Brazil | Judicial Proceedings | Labor claims
Disclosure of other provisions [line items]
Other provisions	11		17
Brazil | Judicial Proceedings | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	139		161
Brazil | Judicial Proceedings | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	51		58
Brazil | Judicial Proceedings | Garnishments
Disclosure of other provisions [line items]
Other provisions	€ 2		€ 4